Schedule of other income (Details) - Forekast limited [member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net realized (loss)/gain on foreign exchange		$ (856)	$ 1,004
Interest income	[1]	20,826	15,433
Others		1,638	1,513
Other income		$ 21,608	$ 17,950

[1]	Interest income